TCW/DW BALANCED FUND
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048


                                              November 21, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  TCW/DW Balanced Fund
     File #33-59188
     Rule 497(j) Filing


Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 17, 1997.


                                             Very truly yours,
                                           /s/LouAnne McInnis
                                              LouAnne McInnis
                                              Assistant
Secretarycc:   Barry Fink, Esq.
          Randolph Koch, Esq.


Yh\tcwbal\497j.97